Other Asset (Details) - Schedule of Other Asset - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Asset [Line Items]
Art pieces	$ 4,843,393	$ 4,849,175
Less: impairment	(4,843,393)
Other asset		$ 4,849,175